Shareholders' Equity (Details) - USD ($)				6 Months Ended	12 Months Ended
	Oct. 17, 2024	Jul. 07, 2023	Oct. 31, 2020	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares authorized						25,000,000,000	25,000,000,000
Ordinary shares issue						55,056,945	55,056,945
Ordinary shares outstanding						55,056,945	55,056,945
Reverse share split at ratio		1-for-18
Per share (in Dollars per share)		$ 0.018
Amount of shares compensation (in Dollars)				$ 12,355,200
Number of shares issued value (in Dollars)				$ 49,999,998
Common stock par value (in Dollars per share)						$ 0.00039	$ 0.00039
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Per share (in Dollars per share)		$ 0.001
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued				43,706,290
Shares issued for compensation				6,769,230
Amount of shares compensation (in Dollars)				$ 2,640
Number of shares issued value (in Dollars)				$ 17,045
Ordinary Shares [Member] | Note Payable [Member]
Shareholders’ Equity [Line Items]
Number of shares issued					1,925,259
Purchasers [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)	$ 360,000
Sell an aggregate units	500,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						25,000,000,000
Ordinary shares issue						55,056,945
Conversion of note payable (in Dollars)					$ 1,720,800
Gross proceeds (in Dollars)					$ 3,568,599
Shares issued for compensation					177,778
Amount of shares compensation (in Dollars)					$ 2,717,326
Ordinary Shares [Member] | Convertible Notes Payable [Member]
Shareholders’ Equity [Line Items]
Conversion of shares					598,943
Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Per share (in Dollars per share)			$ 5
Authorized share capital [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			0.00039
Per share (in Dollars per share)			$ 0.00039
Number of shares issued			25,000,000,000
Number of shares issued value (in Dollars)			$ 9,750,000
Authorized share capital [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Per share (in Dollars per share)	$ 0.72
Common stock par value (in Dollars per share)	$ 0.00195